Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	15-Feb-13
Class A-2 Notes	$454,500,000.00	0.620%	15-Sep-14
Class A-3 Notes	$547,800,000.00	0.840%	15-Aug-16
Class A-4 Notes	$157,160,000.00	1.150%	15-Jun-17
Class B Notes	$47,360,000.00	1.880%	15-Aug-17
Class C Notes	$31,570,000.00	2.400%	15-Nov-17
Class D Notes	$31,570,000.00	2.940%	15-Jul-18
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,151,759.65

Principal:
Principal Collections	$11,948,151.02
Prepayments in Full	$5,648,672.17
Liquidation Proceeds	$251,802.39
Recoveries	$92,820.48
Sub Total	$17,941,446.06
Collections	$19,093,205.71

Purchase Amounts:
Purchase Amounts Related to Principal	$396,695.18
Purchase Amounts Related to Interest	$1,862.17
Sub Total	$398,557.35

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,491,763.06

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$19,491,763.06
Servicing Fee	$291,181.09	$291,181.09	$0.00	$0.00	$19,200,581.97
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,200,581.97
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,200,581.97
Interest - Class A-3 Notes	$47,840.74	$47,840.74	$0.00	$0.00	$19,152,741.23
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$19,002,129.56
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,002,129.56
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$18,927,932.23
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,927,932.23
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$18,864,792.23
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,864,792.23
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$18,787,445.73
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,787,445.73
Regular Principal Payment	$17,458,914.63	$17,458,914.63	$0.00	$0.00	$1,328,531.10
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,328,531.10
Residuel Released to Depositor	$0.00	$1,328,531.10	$0.00	$0.00	$0.00
Total		$19,491,763.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$17,458,914.63
Total					$17,458,914.63
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,458,914.63	$31.87	$47,840.74	$0.09	$17,506,755.37	$31.96
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$17,458,914.63	$10.84	$413,136.24	$0.26	$17,872,050.87	$11.10

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$68,343,909.74	0.1247607	$50,884,995.11	0.0928897
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$336,003,909.74	0.2086514	$318,544,995.11	0.1978098

Pool Information
Weighted Average APR	4.299%	4.303%
Weighted Average Remaining Term	29.35	28.51
Number of Receivables Outstanding	28,526	27,599
Pool Balance	$349,417,302.12	$331,020,434.95
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$336,003,909.74	$318,544,995.11
Pool Factor	0.2121504	0.2009806

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$12,475,439.84
Targeted Overcollateralization Amount	$12,475,439.84
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$12,475,439.84

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	35

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		98	$151,546.41
(Recoveries)		132	$92,820.48
Net Losses for Current Collection Period			$58,725.93
Cumulative Net Losses Last Collection Period			$9,433,986.92
Cumulative Net Losses for all Collection Periods			$9,492,712.85

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.20%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.23%	502	$7,375,286.67
61-90 Days Delinquent	0.24%	48	$798,508.69
91-120 Days Delinquent	0.08%	14	$254,000.55
Over 120 Days Delinquent	0.33%	64	$1,081,184.72
Total Delinquent Receivables	2.87%	628	$9,508,980.63

Repossession Inventory:
Repossessed in the Current Collection Period		18	$239,743.56
Total Repossessed Inventory		25	$414,648.33

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4671%
Preceding Collection Period			0.5115%
Current Collection Period			0.2071%
Three Month Average			0.3953%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4558%
Preceding Collection Period			0.4417%
Current Collection Period			0.4565%
Three Month Average			0.4513%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer